Consolidated Statements of Changes in Equity - USD ($) shares in Millions, $ in Millions	Total	Common Shares [Member]	Contributed Surplus [Member]	Retained Earnings [Member]	AOCL [Member]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2022	$ 11,335	$ 3,299	$ 111	$ 8,639	$ (1,114)	$ 400
Beginning Balance, shares at Dec. 31, 2022		285.9
Net income	1,286			1,213		73
Other comprehensive (loss) income	200				217	(17)
Contribution by non-controlling interests	11					11
Shares issued on exercise of stock options	20	$ 25	(5)
Shares issued on exercise of stock options, shares		0.5
Release of stock and stock units		$ 26	(26)
Release of stock and stock units, shares		0.4
Tax withholdings on vesting of equity awards	(11)	$ (2)		(9)
Tax withholdings on vesting of equity awards, shares		(0.2)
Repurchase and cancellation under normal course issuer bids [note 20]	(13)	$ (2)		(10)	(1)
Repurchase and cancellation under normal course issuer bids [note 20], shares		(0.2)
Stock-based compensation expense	45		45
Dividends paid to non-controlling interests	(74)					(74)
Dividends paid	(522)	$ 8		(530)
Dividends paid, shares		0.2
Ending Balance at Dec. 31, 2023	12,277	$ 3,354	125	9,303	(898)	393
Ending Balance, shares at Dec. 31, 2023		286.6
Net income	1,096			1,009		87
Other comprehensive (loss) income	(709)				(693)	(16)
Shares issued on exercise of stock options	30	$ 36	(6)
Shares issued on exercise of stock options, shares		0.7
Release of stock and stock units		$ 19	(19)
Release of stock and stock units, shares		0.3
Tax withholdings on vesting of equity awards	(8)	$ (2)		(6)
Tax withholdings on vesting of equity awards, shares		(0.2)
Repurchase and cancellation under normal course issuer bids [note 20]	(210)	$ (55)		(162)	7
Repurchase and cancellation under normal course issuer bids [note 20], shares		(4.7)
Stock-based compensation expense	49		49
Dividends paid to non-controlling interests	(46)					(46)
Dividends paid	(539)	$ 7		(546)
Dividends paid, shares		0.2
Ending Balance at Dec. 31, 2024	$ 11,940	$ 3,359	$ 149	$ 9,598	$ (1,584)	$ 418
Ending Balance, shares at Dec. 31, 2024		282.9